Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	[1]	$ (8,518,520)	$ (17,428,428)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount		315,834
Amortization of intangible assets		13,813	2,380,115
Stock-based compensation		229,605	370,878
Loss on extinguishment of vendor obligations		288,835
Gain on extinguishment of vendor obligations		(211,200)
Gain on extinguishment of due to affiliates		(192,069)
Provision for bad debt – related parties		6,141,000	1,179,772
Gain on termination of GSS GSA – related party		(6,082,962)
Unrealized foreign currency exchange loss (gain)			3,221
Impairment loss		391,217	11,922,272
Changes in operating assets and liabilities:
Customer digital currency assets		(582,760)	273,337
Other current assets		(247,094)	(26,393)
Digital assets		1,675	70,913
Due from affiliates		(4,142,922)	(1,338,432)
Accounts payable		280,460	82,366
Customer custodial cash liabilities		(715,780)	(775,511)
Customer digital currency liabilities		22,355	(273,337)
Due to affiliates		3,939,597	2,261,395
Interest payable - related parties		205,296	1,776
Accrued expenses and other current liabilities		5,045,177	63,674
NET CASH USED IN OPERATING ACTIVITIES		(3,818,443)	(1,232,382)
CASH FLOWS FROM INVESTING ACTIVITIES:
Issuance of notes receivable – related parties			(1,920,754)
Payments received on notes receivable – related parties		132,826	852,651
Purchase of intangible asset			(41,833)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		132,826	(1,109,936)
CASH FLOWS FROM FINANCING ACTIVITIES:
Business Combination, net of issuance costs		150,161
Proceeds from issuance of note payable		50,000
Repayment on note payable		(50,000)
Proceeds from issuance of loans payable - related parties		2,093,817	418,316
Repayments on loans payable - related parties		(133,650)
Proceeds from issuance of convertible notes payable and stock purchase warrants, net of issuance costs		812,075
Proceeds from issuance of note payable and stock purchase warrants		78,000
NET CASH PROVIDED BY FINANCING ACTIVITIES		3,000,403	418,316
EFFECT OF EXCHANGE RATE ON CASH		28,854	231,404
NET DECREASE IN CASH		(656,360)	(1,692,598)
Cash - beginning of year		691,819	2,384,417
Cash - end of year		35,459	691,819
CASH CONSISTED OF THE FOLLOWING:
Cash		3,678	19,318
Customer custodial funds		31,781	672,501
Total cash		35,459	691,819
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest		1,436
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock to settle loans payable – related parties and accrued and unpaid interest		613,410
Capital reduction on settlement of loans payable – related parties and accrued and unpaid interest through issuance of common stock		(342,847)
Issuance of common stock to settle due to affiliates		6,627,314
Capital reduction on settlement of due to affiliates through issuance of common stock		(3,900,254)
Issuance of common stock to settle accrued expenses and other current liabilities		1,880,187
Settlement of due to affiliates through issuance of loan payable – related parties		1,213,348
Settlement of accrued expenses and other current liabilities through issuance of Old Nukk common stock		213,386
Issuance of Old Nukk common stock to Brilliant vendors in exchange for receivable from Brilliant		1,802,215
Settlement of loans payable – related parties through exchange of notes receivable – related parties and accrued and unpaid interest		37,978
Settlement of loans payable – related parties through exchange of due from affiliates		$ 11,855

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.